Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Employee loans (1)	30,702	29,908
Rental deposits (2)	5,245	2,774
Others	4,216	5,198
Total	40,163	37,880

(1)
In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.